Disclosure of detailed information about non-controlling interests explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Loss allocated to non-controlling interests	$ 2,342	$ 47,956	$ 15,976
Accumulated non-controlling interests	$ 11,152	$ (11,908)
Maseve Investments 11 (Pty) Ltd. [Member]
Statement [Line Items]
Proportion of ownership and voting rights held by non-controlling interests	17.10%	17.10%
Loss allocated to non-controlling interests	$ 2,342	$ 47,956
Accumulated non-controlling interests	$ 0	$ (16,463)
Mnombo Wethu Consultants (Pty) Limited [Member]
Statement [Line Items]
Proportion of ownership and voting rights held by non-controlling interests	50.10%	50.10%
Loss allocated to non-controlling interests	$ 0	$ 0
Accumulated non-controlling interests	$ 5,768	$ 4,555
Waterberg JV Co. [Member]
Statement [Line Items]
Proportion of ownership and voting rights held by non-controlling interests	62.95%	54.35%
Loss allocated to non-controlling interests	$ 0	$ 0
Accumulated non-controlling interests	$ 5,384	$ 0